Average Annual Total Returns (Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return Before Taxes
1 Year	5.88%
5 Years	2.06%
Since Inception	4.11%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class B, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (04/30/04)
1 Year	6.25%
5 Years	2.12%
Since Inception	4.22%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class C, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (04/30/04)
1 Year	10.26%
5 Years	2.46%
Since Inception	4.22%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class R, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (04/30/04)
1 Year	11.77%
5 Years	2.97%
Since Inception	4.75%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class Y, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	12.42%
5 Years	3.34%
Since Inception	5.08%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	4.98%
5 Years	0.83%
Since Inception	3.04%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	3.90%
5 Years	1.21%
Since Inception	3.04%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Moderate Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Allocation Index (pre-9/30/10) :
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.26%
5 Years	4.45%
Since Inception	5.77%
Inception Date	Apr. 30, 2004
Custom Moderate Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Allocation Index (post-9/30/10) :
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.61%
5 Years	4.33%
Since Inception	5.67%
Inception Date	Apr. 30, 2004
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Moderate Funds Index:
1 Year	11.54%
5 Years	3.63%
Since Inception	4.74%
Inception Date	Apr. 30, 2004

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.